Vanguard Explorer™ Fund

Summary Prospectus

February 24, 2014

Investor Shares for Participants

Vanguard Explorer Fund Investor Shares (VEXPX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
February 24, 2014, as may be amended or supplemented, are incorporated into and made part of this Summary Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also obtain this information at no cost by calling 800-523-1188 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.48%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.51%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$52	$164	$285	$640

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65%.

Primary Investment Strategies

The Fund invests mainly in the stocks of small companies. These companies tend to be unseasoned but are considered by the Fund’s advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the information technology sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Explorer Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.79% (quarter ended June 30, 2009), and the lowest return for a quarter was –26.16% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2013

	1 Year	5 Years	10 Years
Vanguard Explorer Fund Investor Shares	44.36%	23.08%	9.20%
Russell 2500 Growth Index
(reflects no deduction for fees or expenses)	40.65%	24.03%	10.11%

Investment Advisors

Century Capital Management, LLC (Century Capital) Chartwell Investment Partners, L.P. (Chartwell) Granahan Investment Management, Inc. (Granahan) Kalmar Investment Advisers (Kalmar) Stephens Investment Management Group, LLC (SIMG) Wellington Management Company, LLP (Wellington Management) The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

Alexander L. Thorndike, Managing Partner at Century Capital. He has managed a portion of the Fund since 2008.

Edward N. Antoian, CFA, CPA, Managing Partner at Chartwell. He has co-managed a portion of the Fund since 1997.

John A. Heffern, Managing Partner and Senior Portfolio Manager at Chartwell. He has co-managed a portion of the Fund since 2006.

Gary C. Hatton, CFA, Co-Founder and Chief Investment Officer of Granahan. He has co-managed a portion of the Fund since 1998.

Jane M. White, Co-Founder, President, and Chief Executive Officer of Granahan. She has co-managed a portion of the Fund since 2000.

Jennifer M. Pawloski, Vice President of Granahan. She has co-managed a portion of the Fund since January 2014.

John V. Schneider, CFA, Vice President of Granahan. He has co-managed a portion of the Fund since January 2014.

Ford B. Draper, Jr., President, Chief Investment Officer, and Founder of Kalmar. He has managed a portion of the Fund since 2005 (co-managed since February 2014).

Dana F. Walker, CFA, Portfolio Manager at Kalmar. He has co-managed a portion of the Fund since February 2014.

Ryan E. Crane, CFA, Chief Investment Officer of SIMG. He has managed a portion of the Fund since 2013.

Kenneth L. Abrams, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Fund since 1994.

Daniel J. Fitzpatrick, CFA, Vice President and Equity Research Analyst at Wellington Management. He has served as an associate portfolio manager for a portion of the Fund since February 2014.

James D. Troyer, CFA, Principal of Vanguard. He has managed a portion of the Fund since 2006 (co-managed since 2012).

James P. Stetler, Principal of Vanguard. He has co-managed a portion of the Fund since 2012.

Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has co-managed a portion of the Fund since 2012.

Tax Information

The Fund’s distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan’s Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.

Payments to Financial Intermediaries

The Fund and its investment advisors do not pay financial intermediaries for sales of Fund shares.

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Vanguard Explorer Fund Investor Shares—Fund Number 24

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